Deferred Income Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Net deferred tax assets and liabilities [abstract]
Deferred Income Tax Assets and Liabilities
17. Deferred Income Tax Assets and Liabilities
17.1 Details of deferred income tax assets and liabilities as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Assets		Liabilities		Net amount
	(In millions of Korean won)
Other provisions	￦	178,027	￦	—	￦	178,027
Allowances for credit losses		28,770		(3,008)		25,762
Impairment losses of property and equipment		9,198		(1,833)		7,365
Share-based payments		24,249		—		24,249
Provisions for acceptances and guarantees		33,091		—		33,091
Gains or losses on valuation of derivatives		41,289		(139,281)		(97,992)
Present value discount		14,254		(5,929)		8,325
Gains or losses on fair value hedge		—		(14,642)		(14,642)
Accrued interest		—		(140,852)		(140,852)
Deferred loan origination fees and costs		10,473		(223,170)		(212,697)
Advanced depreciation provision		—		(1,703)		(1,703)
Gains or losses on revaluation		—		(318,539)		(318,539)
Investments in subsidiaries and others		42,547		(159,411)		(116,864)
Gains or losses on valuation of security investment		104,168		(1,192,004)		(1,087,836)
Defined benefit liabilities		608,471		—		608,471
Accrued expenses		281,983		—		281,983
Retirement insurance expense		—		(573,895)		(573,895)
Adjustments to the prepaid contributions		—		(29,273)		(29,273)
Derivative-linked securities		2,241		(46,895)		(44,654)
Others*		1,031,411		(871,625)		159,786

		2,410,172		(3,722,060)		(1,311,888)

Offsetting of deferred income tax assets and liabilities		(2,251,079)		2,251,079		—

	￦	159,093	￦	(1,470,981)	￦	(1,311,888)

	December 31, 2022
	Assets		Liabilities		Net amount
	(In millions of Korean won)
Other provisions	￦	195,191	￦	—	￦	195,191
Allowances for credit losses		2,151		(12,259)		(10,108)
Impairment losses of property and equipment		6,088		(1,476)		4,612
Share-based payments		21,406		—		21,406
Provisions for acceptances and guarantees		39,787		—		39,787
Gains or losses on valuation of derivatives		135,985		(207,778)		(71,793)
Present value discount		20,247		(2,571)		17,676
Gains or losses on fair value hedge		—		(93,833)		(93,833)
Accrued interest		—		(168,068)		(168,068)
Deferred loan origination fees and costs		13,675		(185,723)		(172,048)
Advanced depreciation provision		—		(4,018)		(4,018)
Gains or losses on revaluation		315		(292,373)		(292,058)
Investments in subsidiaries and others		48,693		(203,130)		(154,437)
Gains or losses on valuation of security investment		1,040,989		(278,334)		762,655
Defined benefit liabilities		497,982		(799)		497,183
Accrued expenses		268,529		—		268,529
Retirement insurance expense		—		(583,156)		(583,156)
Adjustments to the prepaid contributions		—		(27,986)		(27,986)
Derivative-linked securities		10,102		(283,840)		(273,738)
Others*		1,224,029		(951,433)		272,596

		3,525,169		(3,296,777)		228,392

Offsetting of deferred income tax assets and liabilities		(3,274,084)		3,274,084		—

	￦	251,085	￦	(22,693)	￦	228,392

*
Includes Purchase Price Allocation (“PPA”) amount arising from the acquisition of KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.), KB Insurance Co., Ltd. and others.

17.2 Unrecognized Deferred Income Tax Assets
17.2.1 No deferred income tax assets have been recognized for the deductible temporary differences of ￦ 1,148,089 million associated with investments in subsidiaries and others as of December 31, 2022, because it is not probable that these temporary differences will reverse in the foreseeable future.
17.2.2 No deferred income tax assets have been recognized for the deductible temporary differences of ￦ 96,750 million associated with others as of December 31, 2022, due to the uncertainty that these temporary differences will be realized in the future.
17.3 Unrecognized Deferred Income Tax Liabilities
17.3.1 No deferred income tax liabilities have been recognized for the taxable temporary differences of ￦ 565,035 million associated with investments in subsidiaries and others as of December 31, 2022, due to the following reasons:

•	The Group is able to control the timing of the reversal of the temporary differences.

•	It is probable that these temporary differences will not reverse in the foreseeable future.
17.3.2 No deferred income tax liabilities have been recognized as of December 31, 2022, for the taxable temporary differences of ￦ 65,288 million related to the initial recognition of goodwill arising from the merger of Housing and Commercial Bank in 2001.

17.4 Changes in cumulative temporary differences for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning		Decrease		Increase		Ending
	(In millions of Korean won)
Deductible temporary differences
Gains or losses on fair value hedge	￦	76,583	￦	76,583	￦	—	￦	—
Other provisions		544,705		527,058		631,800		649,447
Allowances for credit losses		93,749		69,023		75,452		100,178
Impairment losses of property and equipment		14,516		4,361		23,290		33,445
Deferred loan origination fees and costs		26,269		13,719		25,536		38,086
Share-based payments		62,085		55,002		78,225		85,308
Provisions for acceptances and guarantees		61,984		61,984		120,332		120,332
Gains or losses on valuation of derivatives		76,238		76,238		149,817		149,817
Present value discount		62,029		61,783		51,586		51,832
Investments in subsidiaries and others		371,001		203,470		346,809		514,340
Gains or losses on valuation of security investment		251,690		252,497		368,886		368,079
Defined benefit liabilities		2,299,159		315,719		393,189		2,376,629
Accrued expenses		1,220,283		1,220,283		1,026,651		1,026,651
Derivative-linked securities		284,370		284,370		8,147		8,147
Others*		3,648,764		554,628		100,539		3,194,675

		9,093,425		3,776,718		3,400,259		8,716,966

Unrecognized deferred income tax assets
Other provisions		3,054						404
Investments in subsidiaries and others		242,875						372,410
Others		75,831						107,067

		8,771,665						8,237,085
Tax rate (%)		27.5						27.5

Total deferred income tax assets	￦	2,478,283					￦	2,410,172

Taxable temporary differences
Gains or losses on fair value hedge	￦	—	￦	—	￦	(53,243)	￦	(53,243)
Accrued interest		(457,626)		(442,101)		(496,663)		(512,188)
Allowances for credit losses		(12,203)		(12,203)		(10,939)		(10,939)
Impairment losses of property and equipment		(3,935)		(204)		—		(3,731)
Deferred loan origination fees and costs		(820,223)		(820,223)		(802,237)		(802,237)
Advanced depreciation provision		(6,192)		—		—		(6,192)
Gains or losses on valuation of derivatives		(812,662)		(804,383)		(498,197)		(506,476)
Present value discount		(10,916)		(10,916)		(21,469)		(21,469)
Goodwill arising from the merger		(65,288)		—		—		(65,288)
Gains or losses on revaluation		(1,162,538)		(48,981)		(44,765)		(1,158,322)
Investments in subsidiaries and others		(646,676)		(150,480)		(468,334)		(964,530)
Gains or losses on valuation of security investment		(4,425,922)		(2,552,447)		(2,394,100)		(4,267,575)
Retirement insurance expense		(1,963,061)		(228,784)		(346,368)		(2,080,645)
Adjustments to the prepaid contributions		(102,768)		(102,768)		(106,446)		(106,446)
Derivative-linked securities		(112,293)		(112,293)		(170,526)		(170,526)
Others*		(2,706,386)		(1,819,652)		(2,208,579)		(3,095,313)

		(13,308,689)		(7,105,435)		(7,621,866)		(13,825,120)

Unrecognized deferred income tax liabilities
Goodwill arising from the merger		(65,288)						(65,288)
Investments in subsidiaries and others		(260,739)						(404,147)
Others		(1,042)						(446)

		(12,981,620)						(13,355,239)
Tax rate (%)		27.5						27.5

Total deferred income tax liabilities	￦	(3,591,024)					￦	(3,722,060)

	2022
	Beginning		Decrease		Increase		Ending
	(In millions of Korean won)
Deductible temporary differences
Other provisions	￦	649,447	￦	625,770	￦	715,694	￦	739,371
Allowances for credit losses		100,178		99,713		326		791
Impairment losses of property and equipment		33,445		22,725		12,255		22,975
Deferred loan origination fees and costs		38,086		19,556		33,075		51,605
Share-based payments		85,308		74,120		69,589		80,777
Provisions for acceptances and guarantees		120,332		120,332		150,140		150,140
Gains or losses on valuation of derivatives		149,817		149,817		513,151		513,151
Present value discount		51,832		51,586		76,153		76,399
Investments in subsidiaries and others		514,340		59,444		863,317		1,318,213
Gains or losses on valuation of security investment		368,079		368,079		3,872,016		3,872,016
Defined benefit liabilities		2,376,629		467,454		118,171		2,027,346
Accrued expenses		1,026,651		1,026,591		1,013,263		1,013,323
Derivative-linked securities		8,147		8,147		38,123		38,123
Others 1		3,194,675		2,306,121		2,950,445		3,838,999

		8,716,966		5,399,455		10,425,718		13,743,229

Unrecognized deferred income tax assets
Other provisions		404						3,880
Investments in subsidiaries and others		372,410						1,148,089
Others		107,067						96,750

		8,237,085						12,494,510
Tax rate (%)		27.5						26.5

Total deferred income tax assets	￦	2,410,172					￦	3,525,169

Taxable temporary differences
Gains or losses on fair value hedge	￦	(53,243)	￦	(53,243)	￦	(354,085)	￦	(354,085)
Accrued interest		(512,188)		(475,840)		(597,870)		(634,218)
Allowances for credit losses		(10,939)		(10,939)		(46,262)		(46,262)
Impairment losses of property and equipment		(3,731)		(283)		—		(3,448)
Deferred loan origination fees and costs		(802,237)		(802,237)		(690,979)		(690,979)
Advanced depreciation provision		(6,192)		(126)		(9,097)		(15,163)
Gains or losses on valuation of derivatives		(506,476)		(498,609)		(747,674)		(755,541)
Present value discount		(21,469)		(21,469)		(9,703)		(9,703)
Goodwill arising from the merger		(65,288)		—		—		(65,288)
Gains or losses on revaluation		(1,158,322)		(92,944)		(37,914)		(1,103,292)
Investments in subsidiaries and others		(964,530)		(87,129)		(434,311)		(1,311,712)
Gains or losses on valuation of security investment		(4,267,575)		(4,263,845)		(988,618)		(992,348)
Defined benefit liabilities		—		—		(3,014)		(3,014)
Retirement insurance expense		(2,080,645)		(324,513)		(437,492)		(2,193,624)
Adjustments to the prepaid contributions		(106,446)		(106,446)		(105,608)		(105,608)
Derivative-linked securities		(170,526)		(170,526)		(1,071,093)		(1,071,093)
Others 1		(3,095,313)		(1,832,328)		(2,218,485)		(3,481,470)

		(13,825,120)		(8,740,477)		(7,752,205)		(12,836,848)

Unrecognized deferred income tax liabilities
Goodwill arising from the merger		(65,288)						(65,288)
Investments in subsidiaries and others		(404,147)						(565,035)
Others		(446)						(446)

		(13,355,239)						(12,206,079)
Tax rate (%) 2		27.5						26.5

Total deferred income tax liabilities	￦	(3,722,060)					￦	(3,296,777)

*	Includes PPA amount arising from the acquisition of KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.), KB Insurance Co., Ltd. and others.
1	Includes PPA amount arising from the acquisition of KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.), KB Insurance Co., Ltd. and others.
2
The corporate tax rate was changed due to the amendment of corporate tax law in 2022. Accordingly, the rate of 26.5% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2022.